Net sales (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Gross sales	R$ 60,463,610	R$ 57,017,142	R$ 47,601,020
Returns and cancellations	(174,694)	(234,643)	(155,950)
Discounts and rebates	(7,863,333)	(6,936,630)	(5,526,032)
Total	52,425,583	49,845,869	41,919,038
Taxes on sales	(2,309,904)	(2,442,587)	(2,163,463)
Net sales	R$ 50,115,679	R$ 47,403,282	R$ 39,755,575